INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Investments Schedule [Abstract]
Investment [Text Block]
 NOTE 4 – INVESTMENTS

On February 8, 2013, the Company entered into an agreement with Bio-Tech Medical Software, Inc. which would allow the Company to purchase 833,333 shares of common stock which would represent 25% of Bio-Tech’s issued and outstanding shares of common stock for $1,500,000.  The Company advanced $600,000 upon execution of this agreement for the right to purchase with the remaining balance of $900,000 due and payable in installments at various dates by August 25, 2013. On June 26, 2013, the Company notified Bio-Tech that it was canceling the agreements with them.

On February 27, 2014, the Company signed a settlement agreement, and in connection therewith, a second amended and restated technology license agreement with Bio-Tech. Pursuant to the second amended and restated technology license agreement, the Company received full licensed right to biometric inventory tracking technology for the term of five years with no additional monies due. All stock transfer between companies was canceled and rescinded.

On June 5, 2014 the Company entered into a sale agreement with an affiliate company owned by the co-founder of the Company for the sale of all Bio-Tech rights and claims and a contribution for legal costs of $4,800 in exchange for the return of 30,000 shares of the Company’s common stock with a fair value of $604,800. These shares are treated as treasury stock and are able to be reissued.

On March 12, 2013, the Company entered into an agreement with three members of MedVend Holdings LLC whereby the Company would acquire 50% of their equity interest in MedVend. The purchase price of the equity interest is $4,100,000 whereby the Company paid an advance of $300,000 upon execution of the contract for the right to purchase and another $300,000 was disbursed as an additional investment to MedVend Holdings LLC.  In May 2013, the three members of MedVend Holdings LLC were named in a lawsuit by that entity’s minority shareholders alleging improper conveyance of the three members’ ownership interest in MedVend Holding LLC to the Company.  Accordingly, also in May 2013, Medbox filed suit against MedVend Holdings, LLC and the three members of that entity that were involved in the transaction.

On June 5, 2014 the Company entered into a sale agreement with an affiliate company owned by the co-founder of the Company for the sale of all the MedVend rights and claims and a contribution for legal costs of $4,800 in exchange for 30,000 shares of the Company’s common stock with a fair value of $604,800. These shares are treated as treasury stock and are able to be reissued.

The shares of common stock received for the Bio-Tech and MedVend sales to the affiliate company are recorded as treasury stock at cost of $1,209,600.

Note 4 - Investments

On February 8, 2013, the Company entered into an agreement with Bio-Tech Medical Software, Inc. (“Bio-Tech”) which would allow the Company to purchase 833,333 of authorized shares of common stock which would represent 25% of Bio-Tech’s issued and outstanding shares of common stock for $1,500,000.  The Company advanced $600,000 upon execution of this agreement for the right to purchase with the remaining balance of $900,000 due and payable in installments at various dates by August 25, 2013. On June 26, 2013, the Company notified Bio-Tech that it was canceling the agreement. On February 27, 2014, the Company signed a settlement agreement with Bio-Tech. According to the agreement, the Company received full licensed right on biometric inventory tracking technology for the term of five years with no additional monies due. All stock transfers between the companies were canceled and rescinded.

On March 12, 2013, the Company entered into an agreement with three members of Medvend Holdings LLC whereby the Company would acquire 50% of their equity interest in Medvend. The purchase price of the equity interest is $4,100,000; the Company paid an advance of $300,000 upon execution of the contract for the right to purchase and another $300,000 was disbursed as an additional investment to Medvend Holdings LLC.  In May 2013, the three members of Medvend Holdings LLC were named in a lawsuit by that entity’s minority shareholders alleging improper conveyance of the three members’ ownership interest in Medvend Holding LLC to the Company.  Accordingly, also in May 2013, the Company filed suit against Medvend Holdings, LLC and the three members of that entity that were involved in the transaction. As of December 31, 2013, the Company’s management expects a full recovery of its investment.